Quarterly Holdings Report
for
Fidelity® Real Estate Income Fund
April 30, 2024
REI-NPRT3-0624
1.800347.120
Common Stocks - 21.3%
	Shares	Value ($)
FINANCIALS - 0.8%
Mortgage Real Estate Investment Trusts - 0.8%
Dynex Capital, Inc.	1,032,800	12,052,776
Great Ajax Corp.	1,540,164	5,313,566
MFA Financial, Inc.	1,231,885	13,045,662
Rithm Capital Corp.	385,699	4,288,973
		34,700,977
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Willscot Mobile Mini Holdings (a)	58,900	2,176,944
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (a)(b)	740,700	7
REAL ESTATE - 20.5%
Equity Real Estate Investment Trusts (REITs) - 20.4%
Acadia Realty Trust (SBI)	646,626	11,173,697
American Homes 4 Rent Class A	519,600	18,601,680
American Tower Corp.	527,200	90,446,423
AvalonBay Communities, Inc.	106,400	20,170,248
Crown Castle, Inc.	541,210	50,754,674
CubeSmart	335,600	13,571,664
Digital Realty Trust, Inc.	51,700	7,174,926
Easterly Government Properties, Inc.	998,900	11,677,141
EastGroup Properties, Inc.	55,600	8,638,016
Elme Communities (SBI)	755,647	11,455,609
Equinix, Inc.	72,100	51,271,031
Equity Lifestyle Properties, Inc.	1,311,596	79,076,123
Equity Residential (SBI)	96,200	6,195,280
Essex Property Trust, Inc.	159,900	39,375,375
Extra Space Storage, Inc.	198,049	26,594,020
First Industrial Realty Trust, Inc.	115,000	5,223,300
Gaming & Leisure Properties	354,946	15,166,843
Healthcare Realty Trust, Inc.	186,360	2,651,903
Invitation Homes, Inc.	917,500	31,378,500
Kimco Realty Corp.	1,125,100	20,960,613
Lamar Advertising Co. Class A	150,700	17,458,595
LXP Industrial Trust (REIT)	3,254,074	27,171,518
Mid-America Apartment Communities, Inc.	103,406	13,442,780
NNN (REIT), Inc.	63,000	2,553,390
Postal Realty Trust, Inc.	878,500	12,167,225
Prologis, Inc.	588,830	60,090,102
Public Storage	169,200	43,898,940
Realty Income Corp.	389,382	20,847,512
Retail Value, Inc. (a)(b)	274,131	3
Rexford Industrial Realty, Inc. (c)	67,700	2,898,237
RLJ Lodging Trust	407,900	4,486,900
Sabra Health Care REIT, Inc.	604,175	8,410,116
SITE Centers Corp.	1,379,438	18,608,619
Sunstone Hotel Investors, Inc.	161,900	1,651,380
Terreno Realty Corp.	263,828	14,339,052
UDR, Inc.	250,900	9,554,272
UMH Properties, Inc.	335,723	5,344,710
Ventas, Inc.	934,186	41,365,756
VICI Properties, Inc.	788,300	22,505,965
Welltower, Inc.	654,600	62,370,288
Weyerhaeuser Co.	147,500	4,450,075
		915,172,501
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	201,400	1,943,510
Digitalbridge Group, Inc.	76,688	1,260,751
		3,204,261
TOTAL REAL ESTATE		918,376,762
TOTAL COMMON STOCKS (Cost $884,932,154)		955,254,690

Preferred Stocks - 15.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
LXP Industrial Trust (REIT) Series C, 6.50%	440,102	19,516,262
RLJ Lodging Trust Series A, 1.95%	31,585	780,781
		20,297,043
Nonconvertible Preferred Stocks - 15.2%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enbridge, Inc.:
Series 1, U.S. TREASURY 5 YEAR INDEX + 3.140% 5.949%(d)(e)	498,275	10,867,378
Series L, U.S. TREASURY 5 YEAR INDEX + 3.150% 4.959%(d)(e)	111,400	2,287,042
Energy Transfer LP 3 month U.S. LIBOR + 5.160% 7.60% (d)(e)	525,651	13,109,736
Global Partners LP Series B, 9.50%	67,800	1,740,521
		28,004,677
FINANCIALS - 7.4%
Mortgage Real Estate Investment Trusts - 7.4%
AGNC Investment Corp.:
6.125%(d)	930,100	21,708,534
Series C, CME Term SOFR 3 Month Index + 5.110% 7.00%(d)(e)	653,202	16,623,991
Series E, 6.50%(d)	1,202,034	29,329,630
Series G, 7.75%(d)	320,000	7,379,200
Annaly Capital Management, Inc.:
6.75%(d)	192,992	4,840,239
Series F, CME Term SOFR 3 Month Index + 4.990% 6.95%(d)(e)	1,452,443	36,790,381
Series G, CME Term SOFR 3 Month Index + 4.430% 6.50%(d)(e)	1,069,599	26,921,807
Arbor Realty Trust, Inc.:
Series D, 6.375%	126,100	2,269,800
Series F, 6.25%(d)	447,536	8,494,233
Chimera Investment Corp. Series C, 7.75% (d)	1,108,086	22,959,542
Dynex Capital, Inc. Series C 6.90% (d)	298,683	7,234,102
Ellington Financial LLC 6.75% (d)	212,370	5,069,272
MFA Financial, Inc.:
6.50%(d)	838,551	18,490,050
Series B, 7.50%	211,532	4,243,332
PennyMac Mortgage Investment Trust:
6.75%	217,700	4,099,291
8.125%(d)	388,754	8,984,105
Series B, 8.00%(d)	597,708	13,694,566
Rithm Capital Corp.:
7.125%(d)	1,023,942	25,342,565
Series A, 7.50%(d)	505,904	12,561,596
Series C, 6.375%(d)	1,074,554	24,338,648
Series D, 7.00%(d)	151,200	3,394,440
Two Harbors Investment Corp.:
Series A, 8.125%(d)	363,526	8,317,475
Series B, 7.625%(d)	776,859	17,541,476
		330,628,275
REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree Realty Corp. 4.25%	259,800	4,338,660
American Homes 4 Rent:
6.25%	98,905	2,251,078
Series G, 5.875%	249,550	5,425,217
Armada Hoffler Properties, Inc. 6.75%	255,050	5,605,999
Ashford Hospitality Trust, Inc.:
Series F, 7.375%	34,000	480,760
Series H, 7.50%	38,365	531,355
Series I, 7.50%	71,209	989,805
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	3,206,617
Cedar Realty Trust, Inc.:
7.25%	126,972	1,999,809
Series C, 6.50%	291,600	3,545,914
Centerspace Series C, 6.625%	317,300	7,389,949
CTO Realty Growth, Inc. 6.375%	120,000	2,618,400
DiamondRock Hospitality Co. 8.25%	448,231	11,317,833
Digital Realty Trust, Inc.:
5.25%	32,900	695,177
Series L, 5.20%	33,700	707,700
Gladstone Commercial Corp.:
6.625%	157,675	3,599,720
Series G, 6.00%	481,467	9,196,020
Gladstone Land Corp. Series D, 5.00%	30,000	721,800
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,651,985
Global Net Lease, Inc.:
7.50%	721,484	14,833,711
Series A, 7.25%	509,695	10,280,548
Series B 6.875%	294,000	5,671,260
Series E, 7.375%	379,839	7,866,466
Healthcare Trust, Inc.:
7.125%	190,000	2,665,700
Series A 7.375%	364,800	5,304,046
Hudson Pacific Properties, Inc. Series C, 4.75%	686,200	9,709,730
Kimco Realty Corp.:
5.125%	49,000	1,059,380
Series M, 5.25%	58,100	1,291,563
National Storage Affiliates Trust Series A, 6.00%	101,375	2,202,889
Pebblebrook Hotel Trust:
6.30%	281,697	5,631,123
6.375%	372,994	7,620,267
6.375%	666,800	13,202,640
Series H, 5.70%	717,200	12,730,300
Prologis, Inc. Series Q, 8.54%	93,396	5,043,384
Public Storage:
4.00%	45,700	802,227
4.00%	47,800	850,740
Series F, 5.15%	25,800	584,112
Series G, 5.05%	43,800	996,012
Series L, 4.625%	35,900	738,463
Series M, 4.125%	28,000	512,400
Series S, 4.10%	100,000	1,797,000
Realty Income Corp. 6.00%	121,125	2,847,649
Regency Centers Corp.:
5.875%	69,225	1,493,183
Series A, 6.25%	281,325	6,338,252
Rexford Industrial Realty, Inc.:
Series B, 5.875%	98,400	2,105,760
Series C, 5.625%	78,225	1,638,986
Saul Centers, Inc.:
Series D, 6.125%	57,775	1,176,877
Series E, 6.00%	76,841	1,548,346
SITE Centers Corp. 6.375%	124,200	2,675,268
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	1,271,032
Series C, 7.875%	107,000	2,051,190
Summit Hotel Properties, Inc.:
Series E, 6.25%	457,602	9,609,642
Series F, 5.875%	377,000	7,683,260
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	180,000	3,753,000
Series I, 5.70%	240,000	4,725,624
UMH Properties, Inc. Series D, 6.375%	694,525	15,196,207
Vornado Realty Trust:
Series L, 5.40%	30,100	462,637
Series M, 5.25%	2,000	30,080
		244,274,752
Real Estate Management & Development - 1.8%
Brookfield Property Partners LP:
5.75%	43,000	537,930
6.50%	34,125	497,426
Digitalbridge Group, Inc.:
Series H, 7.125%	942,305	21,199,036
Series I, 7.15%	1,074,492	24,036,386
Series J, 7.15%	1,362,346	30,707,279
Seritage Growth Properties Series A, 7.00%	91,986	2,203,056
		79,181,113
TOTAL REAL ESTATE		323,455,865

TOTAL NONCONVERTIBLE PREFERRED STOCKS		682,088,817
TOTAL PREFERRED STOCKS (Cost $771,585,144)		702,385,860

Corporate Bonds - 30.1%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.6%
FINANCIALS - 0.6%
Mortgage Real Estate Investment Trusts - 0.6%
MFA Financial, Inc. 6.25% 6/15/24	9,700,000	9,675,026
PennyMac Corp. 5.5% 11/1/24	13,601,000	13,396,985
Two Harbors Investment Corp. 6.25% 1/15/26	4,896,000	4,651,200
		27,723,211
Nonconvertible Bonds - 29.5%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Lamar Media Corp. 4% 2/15/30	5,875,000	5,243,492

CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment, Inc. 8.125% 7/1/27 (g)	17,465,000	17,700,740
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(g)	13,965,000	11,735,086
4% 5/1/31(g)	12,000,000	10,514,860
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (g)	18,265,000	15,902,892
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (g)	15,960,000	14,329,924
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	8,000,000	7,930,123
Times Square Hotel Trust 8.528% 8/1/26 (g)	2,321,167	2,306,070
		80,419,695
Household Durables - 1.4%
Adams Homes, Inc. 7.5% 2/15/25 (g)	2,439,000	2,434,809
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.625% 1/15/28 (g)	7,925,000	7,899,428
Century Communities, Inc.:
3.875% 8/15/29(g)	13,005,000	11,354,209
6.75% 6/1/27	4,670,000	4,679,149
LGI Homes, Inc. 4% 7/15/29 (g)	13,310,000	11,414,322
M/I Homes, Inc. 3.95% 2/15/30	17,070,000	14,805,683
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	11,028,831
		63,616,431
TOTAL CONSUMER DISCRETIONARY		144,036,126

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/28 (g)	10,000,000	10,322,978

FINANCIALS - 0.6%
Financial Services - 0.6%
Brixmor Operating Partnership LP:
2.5% 8/16/31	9,000,000	7,208,969
4.05% 7/1/30	4,000,000	3,621,520
4.125% 5/15/29	1,872,000	1,727,666
5.5% 2/15/34	10,000,000	9,544,610
Rexford Industrial Realty LP 2.15% 9/1/31	6,188,000	4,839,287
		26,942,052
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP:
3.9% 10/15/29	989,000	873,584
5.125% 8/15/26	17,264,000	16,890,277
		17,763,861
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Williams Scotsman, Inc. 6.125% 6/15/25 (g)	3,240,000	3,227,850

REAL ESTATE - 24.9%
Equity Real Estate Investment Trusts (REITs) - 21.7%
Agree LP:
2.6% 6/15/33	6,100,000	4,649,820
2.9% 10/1/30	1,500,000	1,263,053
4.8% 10/1/32	1,288,000	1,183,199
American Homes 4 Rent LP:
2.375% 7/15/31	9,000,000	7,131,385
3.625% 4/15/32	27,000,000	23,093,636
4.9% 2/15/29	13,000,000	12,537,843
5.5% 2/1/34	20,000,000	19,285,089
American Tower Corp.:
2.7% 4/15/31	2,000,000	1,652,037
3.8% 8/15/29	23,000,000	21,038,905
4.05% 3/15/32	27,000,000	24,124,730
5.45% 2/15/34	29,000,000	28,174,726
5.55% 7/15/33	23,000,000	22,461,790
5.65% 3/15/33	20,000,000	19,702,767
5.9% 11/15/33	5,000,000	5,034,659
Boston Properties, Inc.:
3.25% 1/30/31	8,000,000	6,651,367
6.75% 12/1/27	37,000	37,785
CBL & Associates LP:
4.6%(b)(h)	18,229,000	2
5.25%(b)(h)	11,371,000	1
5.95%(b)(h)	10,317,000	1
Crown Castle, Inc.:
2.1% 4/1/31	4,000,000	3,164,761
2.25% 1/15/31	14,000,000	11,258,348
2.5% 7/15/31	10,000,000	8,069,002
3.8% 2/15/28	2,000,000	1,865,611
5% 1/11/28	3,000,000	2,925,194
5.1% 5/1/33	35,000,000	33,052,630
5.8% 3/1/34	30,000,000	29,716,055
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (g)	21,865,000	19,791,148
CubeSmart LP:
2.5% 2/15/32	10,000,000	7,952,569
4.375% 2/15/29	12,000,000	11,298,744
EPR Properties:
3.6% 11/15/31	2,000,000	1,623,578
4.95% 4/15/28	8,000,000	7,518,390
Equinix, Inc.:
3.2% 11/18/29	10,000,000	8,816,870
3.9% 4/15/32	28,000,000	24,763,801
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (g)	5,075,000	4,322,004
GLP Capital LP/GLP Financing II, Inc.:
4% 1/15/30	3,000,000	2,686,617
4% 1/15/31	2,000,000	1,751,309
5.3% 1/15/29	19,193,000	18,632,351
5.375% 4/15/26	8,000,000	7,897,902
6.75% 12/1/33	4,500,000	4,610,480
Hudson Pacific Properties LP 4.65% 4/1/29	6,000,000	5,055,614
Invitation Homes Operating Partnership LP:
4.15% 4/15/32	35,000,000	31,174,736
5.5% 8/15/33	23,000,000	22,233,141
Kimco Realty OP, LLC:
4.6% 2/1/33	9,000,000	8,237,133
6.4% 3/1/34	13,424,000	13,889,757
Kite Realty Group LP 5.5% 3/1/34	9,007,000	8,592,092
LXP Industrial Trust (REIT):
2.375% 10/1/31	7,500,000	5,837,038
2.7% 9/15/30	1,422,000	1,164,915
6.75% 11/15/28	1,000,000	1,025,531
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	6,000,000	4,023,179
4.625% 8/1/29	19,835,000	14,842,657
5% 10/15/27	5,000,000	4,089,800
Necessity Retail REIT, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (g)	13,405,000	11,434,498
NNN (REIT), Inc. 5.6% 10/15/33	9,575,000	9,393,919
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	18,000,000	14,093,607
3.375% 2/1/31	5,000,000	4,175,180
4.5% 4/1/27	6,752,000	6,474,123
Park Intermediate Holdings LLC 4.875% 5/15/29 (g)	7,000,000	6,405,241
Phillips Edison Grocery Center 2.625% 11/15/31	16,500,000	13,058,941
Prologis LP:
5% 3/15/34	10,000,000	9,569,852
5.125% 1/15/34	5,000,000	4,823,593
5.25% 6/15/53	10,000,000	9,185,581
5.25% 3/15/54	2,000,000	1,825,611
Public Storage:
5.1% 8/1/33	10,000,000	9,687,669
5.35% 8/1/53	9,000,000	8,445,019
Realty Income Corp.:
3.4% 1/15/30	12,000,000	10,696,454
4% 7/15/29	3,000,000	2,794,993
5.625% 10/13/32	5,000,000	4,968,290
Regency Centers LP 5.25% 1/15/34	5,000,000	4,780,559
RHP Hotel Properties LP/RHP Finance Corp. 6.5% 4/1/32 (g)	8,000,000	7,840,488
RLJ Lodging Trust LP:
3.75% 7/1/26(g)	4,000,000	3,764,399
4% 9/15/29(g)	4,835,000	4,193,389
Safehold Operating Partnership LP:
2.8% 6/15/31	7,000,000	5,728,207
2.85% 1/15/32	18,250,000	14,637,149
6.1% 4/1/34	12,410,000	12,007,931
SBA Communications Corp.:
3.125% 2/1/29	25,000,000	21,771,453
3.875% 2/15/27	5,000,000	4,698,985
Simon Property Group LP:
5.85% 3/8/53	4,000,000	3,868,982
6.25% 1/15/34	15,000,000	15,507,019
Sun Communities Operating LP:
2.7% 7/15/31	9,000,000	7,257,499
4.2% 4/15/32	11,439,000	10,016,304
5.5% 1/15/29	9,000,000	8,844,482
5.7% 1/15/33	28,750,000	27,798,289
UDR, Inc. 3% 8/15/31	1,500,000	1,270,922
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (g)	18,035,000	14,025,658
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29(g)	27,505,000	22,112,002
10.5% 2/15/28(g)	7,000,000	7,262,009
Ventas Realty LP:
2.5% 9/1/31	1,500,000	1,204,071
4.4% 1/15/29	17,000,000	16,038,068
4.75% 11/15/30	4,000,000	3,767,671
5.7% 9/30/43	3,000,000	2,755,432
VICI Properties LP:
4.75% 2/15/28	5,000,000	4,802,293
5.125% 5/15/32	38,000,000	35,306,123
5.75% 4/1/34	575,000	553,318
6.125% 4/1/54	4,532,000	4,233,083
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (g)	26,000,000	24,120,743
Welltower OP LLC 4.125% 3/15/29	3,000,000	2,810,366
WP Carey, Inc.:
2.25% 4/1/33	5,000,000	3,721,323
2.45% 2/1/32	2,000,000	1,567,137
3.85% 7/15/29	3,000,000	2,766,626
XHR LP:
4.875% 6/1/29(g)	10,000,000	9,127,607
6.375% 8/15/25(g)	4,250,000	4,245,314
		971,343,224
Real Estate Management & Development - 3.2%
CBRE Group, Inc. 5.95% 8/15/34	27,250,000	27,094,464
CoStar Group, Inc. 2.8% 7/15/30 (g)	2,000,000	1,660,321
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (g)	11,165,000	11,009,487
Digital Realty Trust LP:
3.6% 7/1/29	5,000,000	4,529,129
3.7% 8/15/27	5,000,000	4,726,293
Essex Portfolio LP:
2.55% 6/15/31	2,000,000	1,621,290
2.65% 3/15/32	3,000,000	2,409,396
5.5% 4/1/34	12,077,000	11,685,623
Extra Space Storage LP:
2.35% 3/15/32	12,000,000	9,363,576
2.55% 6/1/31	2,000,000	1,621,013
5.4% 2/1/34	12,000,000	11,491,876
5.5% 7/1/30	5,000,000	4,927,963
5.9% 1/15/31	9,000,000	9,044,252
Forestar Group, Inc.:
3.85% 5/15/26(g)	8,000,000	7,592,414
5% 3/1/28(g)	5,000,000	4,735,885
Howard Hughes Corp. 5.375% 8/1/28 (g)	2,515,000	2,366,693
Kennedy-Wilson, Inc.:
4.75% 3/1/29	17,075,000	14,122,165
4.75% 2/1/30	8,130,000	6,438,941
5% 3/1/31	6,960,000	5,408,807
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (g)	1,798,000	1,770,235
		143,619,823
TOTAL REAL ESTATE		1,114,963,047

TOTAL NONCONVERTIBLE BONDS		1,322,499,406
TOTAL CORPORATE BONDS (Cost $1,399,489,766)		1,350,222,617

Asset-Backed Securities - 1.6%
	Principal Amount (f)	Value ($)
American Homes 4 Rent Series 2015-SFR2:
Class E, 6.07% 10/17/52 (g)	8,259,000	8,204,098
Class XS, 0% 10/17/52 (b)(d)(g)(i)	4,446,875	44
Capital Trust RE CDO Ltd. Series 2005-1A Class D, CME Term SOFR 1 Month Index + 1.610% 6.9432% 3/20/50 (b)(d)(e)(g)	2,250,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(g)	500,000	0
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (g)	2,758,156	2,393,640
Series 2021-1 Class F, 3.325% 9/17/41 (g)	6,590,867	5,190,184
Series 2021-2 Class G, 4.505% 12/17/26 (g)	27,694,921	24,372,743
Series 2021-3 Class F, 4.242% 1/17/41 (g)	9,880,815	8,377,740
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (g)	2,900,000	2,558,549
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (g)	4,000,000	3,683,640
Tricon American Homes Series 2018-SFR1 Class F, 4.96% 5/17/37 (g)	8,282,000	8,153,736
Tricon Residential 2023-Sfr1 T Series 2023-SFR1:
Class D, 5.1% 7/17/40 (g)	5,000,000	4,723,029
Class E, 7.977% 7/17/40 (g)	2,000,000	1,998,075
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (g)	3,000,000	2,697,686
TOTAL ASSET-BACKED SECURITIES (Cost $81,106,158)		72,353,164

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6577% 2/25/42 (b)(d)(g)	20,367	7,544
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.8272% 6/25/43 (b)(d)(g)	35,690	25,704
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,464)		33,248

Commercial Mortgage Securities - 22.9%
	Principal Amount (f)	Value ($)
BANK sequential payer:
Series 2022-BNK42 Class D, 2.5% 6/15/55 (g)	2,000,000	1,266,063
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (d)	15,000,000	13,797,216
Series 2022-BNK43 Class A5, 4.399% 8/15/55	10,485,000	9,619,912
Series 2022-BNK44, Class A5, 5.9364% 11/15/55 (d)	15,900,000	16,066,347
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	1,409,000	1,417,523
BANK:
Series 2017-BNK8 Class E, 2.8% 11/15/50 (g)	11,374,393	4,274,578
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (b)(d)	2,000,000	799,565
Series 2021-BN38 Class C, 3.3247% 12/15/64 (d)	3,505,000	2,591,691
Series 2022-BNK41, Class C, 3.9165% 4/15/65 (b)(d)	4,433,000	3,396,020
Series 2022-BNK42 Class C, 4.7224% 6/15/55 (d)	6,500,000	5,417,906
Series 2022-BNK44 Class A/S, 5.745% 11/15/55 (d)	5,000,000	4,897,152
Bank Series 2023-BNK46 Class A/S, 6.385% 8/15/56	5,000,000	5,106,777
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9852% 7/15/49 (d)	3,030,000	2,819,693
Bank5 2023-5Yr3 Series 2023-5YR3:
Class A/S, 7.5592% 9/15/56 (d)	1,500,000	1,566,138
Class B, 7.5592% 9/15/56 (d)	2,000,000	2,069,931
Bank5 2023-5Yr4 Series 2023-5YR4 Class A/S, 7.274% 12/15/56 (d)	5,000,000	5,218,426
BBCMS Mortgage Trust:
sequential payer:
Series 2022-C17:
Class C, 5.45% 9/15/55	2,000,000	1,763,889
Class D, 2.5% 9/15/55 (g)	2,000,000	1,196,029
Series 2023-C19 Class A5, 5.451% 4/15/56	22,500,000	22,236,093
Series 2023-C20 Class A5, 5.576% 7/15/56	24,250,000	24,026,025
Series 2023-C21 Class A/S, 6.5063% 9/15/56 (d)	7,000,000	7,210,636
Series 2023-C22:
Class A/S, 7.3635% 11/15/56 (d)	10,000,000	10,905,987
Class B, 7.3635% 11/15/56 (d)	10,000,000	10,694,624
Series 2020-C6 Class C, 3.045% 2/15/53	1,129,000	886,193
Series 2020-C7 Class C, 3.715% 4/15/53 (d)	2,067,000	1,392,399
Series 2022-C16 Class C, 4.6% 6/15/55 (d)	5,250,000	4,370,903
Series 2023-5C23 Class A/S, 7.7032% 12/15/56 (d)	2,500,000	2,640,330
Series 2023-C21 Class B, 6.5063% 9/15/56 (d)	7,000,000	7,038,589
Benchmark 2023-V3 Mtg Trust Series 2023-V3 Class A/S, 7.0967% 7/15/56	10,000,000	10,320,004
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(g)	3,427,000	70,153
Class 225E, 3.4041% 12/15/62 (d)(g)	5,141,000	50,492
Series 2021-B28 Class A5, 2.2237% 8/15/54	500,000	396,449
Series 2022-B34 Class A5, 3.786% 4/15/55	10,168,402	8,690,316
Series 2022-B35 Class A5, 4.5922% 5/15/55 (d)	12,302,000	11,087,073
Series 2022-B36 Class A5, 4.4699% 7/15/55	4,900,000	4,493,475
Series 2023-B38 Class A4, 5.5246% 4/15/56	21,000,000	20,733,831
Series 2023-B39 Class A5, 5.7536% 7/15/56	5,000,000	5,016,292
Series 2023-C5 Class A5, 5.7653% 6/15/56	22,850,000	22,909,186
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (d)(g)	11,379,000	10,070,520
Series 2022-B35 Class C, 4.4442% 5/15/55 (d)	7,000,000	5,298,544
Series 2022-B36:
Class C, 5.1189% 7/15/55 (d)	2,000,000	1,596,071
Class D, 2.5% 7/15/55 (g)	3,828,000	2,163,179
Series 2023-B39 Class B, 6.192% 7/15/56 (g)	5,000,000	4,900,596
Series 2023-C5 Class B, 6.6968% 6/15/56 (d)	4,750,000	4,778,893
BMO Mortgage Trust:
sequential payer Series 2023-C6 Class A5, 5.9562% 9/15/56	14,000,000	14,278,839
Series 2023-5C1 Class A/S, 7.1177% 8/15/56 (d)	3,500,000	3,602,780
Series 2023-5C2 Class A5, 7.4855% 11/15/56 (d)	10,000,000	10,416,195
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (d)	5,000,000	5,148,661
Series 2023-C7 Class A/S, 6.6738% 12/15/56 (d)	5,000,000	5,194,695
Bx 2024-Cnyn floater Series 2024-CNYN Class E, CME Term SOFR 1 Month Index + 3.680% 9.0096% 4/15/29 (d)(e)(g)	18,000,000	17,977,500
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC Class G, CME Term SOFR 1 Month Index + 3.640% 8.9673% 4/15/34 (d)(e)(g)	5,181,000	5,122,242
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7305% 11/15/38 (d)(e)(g)	14,695,673	14,338,812
Series 2021-CIP Class F, CME Term SOFR 1 Month Index + 3.330% 8.6545% 12/15/38 (d)(e)(g)	7,790,000	7,602,646
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.3816% 10/15/36 (d)(e)(g)	17,232,000	16,694,856
Series 2021-SOAR Class J, CME Term SOFR 1 Month Index + 3.860% 9.1855% 6/15/38 (d)(e)(g)	16,776,548	16,569,098
Series 2021-VINO Class G, CME Term SOFR 1 Month Index + 4.060% 9.3878% 5/15/38 (d)(e)(g)	11,520,072	11,387,868
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8355% 9/15/36 (d)(e)(g)	10,000,000	9,900,000
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2855% 9/15/36 (d)(e)(g)	5,000,000	4,925,000
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.671% 1/15/39 (d)(e)(g)	6,200,000	6,123,586
Class G, CME Term SOFR 1 Month Index + 4.200% 9.521% 1/15/39 (d)(e)(g)	11,340,000	11,162,900
Series 2024-XL5 Class E, CME Term SOFR 1 Month Index + 3.680% 9.0093% 3/15/41 (d)(e)(g)	4,929,654	4,902,934
Series 2019-OC11 Class E, 4.0755% 12/9/41 (d)(g)	22,521,000	18,858,576
Series 2020-VIVA Class E, 3.667% 3/11/44 (d)(g)	20,898,990	16,985,892
BX Commercial Mortgage Trust 2024-Xl4 floater Series 2024-XL4:
Class D, CME Term SOFR 1 Month Index + 3.130% 8.4606% 2/15/39 (d)(e)(g)	10,000,000	10,000,000
Class E, CME Term SOFR 1 Month Index + 4.180% 9.5091% 2/15/39 (b)(d)(e)(g)	5,000,000	4,997,500
BX Trust floater Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.62% 1/15/39 (d)(e)(g)	4,367,000	4,071,857
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (d)(g)	5,754,000	3,349,540
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (g)	3,353,000	1,218,659
Citigroup Commercial Mortgage Trust:
sequential payer Series 2023-V2 Class A3, 6.0475% 10/12/40 (d)(g)	5,000,000	4,904,686
Series 2022-GC48 Class E, 2.5% 6/15/55 (g)	2,000,000	1,077,010
Series 2023-PRM3:
Class B, 6.5717% 7/10/28 (d)(g)	5,000,000	4,983,547
Class C, 6.5717% 7/10/28 (d)(g)	5,500,000	5,413,858
Series 2023-SMRT Class C, 6.0475% 10/12/40 (d)(g)	9,750,000	9,419,776
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.667% 9/15/33 (d)(e)(g)	4,265,000	2,097,024
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6733% 9/15/33 (d)(e)(g)	4,265,000	1,622,367
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)	4,741,000	4,281,392
Series 2012-CR1:
Class D, 5.3084% 5/15/45 (b)(d)(g)	1,447,710	1,124,564
Class G, 2.462% 5/15/45 (b)(g)	1,843,188	23,909
Series 2014-UBS2 Class D, 4.9919% 3/10/47 (d)(g)	3,713,000	2,949,713
Series 2017-CD4 Class D, 3.3% 5/10/50 (g)	2,769,000	2,152,393
Series 2019-CD4 Class C, 4.3497% 5/10/50 (d)	3,000,000	2,615,330
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (g)	2,769,000	2,106,121
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6523% 6/15/34 (b)(e)(g)	7,120,000	2,224,814
Credit Suisse Mortgage Trust:
floater Series 2021-BPNY Class A, CME Term SOFR 1 Month Index + 3.820% 9.1499% 8/15/26 (d)(e)(g)	18,000,000	15,688,622
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8947% 5/15/26 (d)(e)(g)	8,146,318	7,782,808
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5159% 8/10/44 (d)(g)	2,783,217	2,532,727
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class C, 6.6891% 1/15/41 (d)(g)	8,800,000	8,347,266
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, CME Term SOFR 1 Month Index + 3.720% 9.0504% 11/15/38 (d)(e)(g)	15,430,040	14,688,051
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, CME Term SOFR 1 Month Index + 2.640% 8.218% 7/15/35 (d)(e)(g)	3,808,000	76,160
sequential payer Series 2023-SHIP:
Class D, 6.273% 9/10/38 (d)(g)	9,000,000	8,640,155
Class E, 7.6814% 9/10/38 (d)(g)	18,500,000	18,227,162
Series 2011-GC5:
Class C, 5.2974% 8/10/44 (d)(g)	8,899,000	6,855,382
Class D, 5.2974% 8/10/44 (d)(g)	2,733,635	1,299,445
Class E, 5.2974% 8/10/44 (b)(d)(g)	8,138,000	917,804
Class F, 4.5% 8/10/44 (b)(g)	7,897,000	23,691
Series 2012-GCJ9:
Class D, 4.7543% 11/10/45 (d)(g)	4,531,578	4,119,205
Class E, 4.7543% 11/10/45 (d)(g)	1,908,000	1,588,296
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(g)	20,270,000	18,572,045
IMT Trust Series 2017-APTS Class EFX, 3.6132% 6/15/34 (d)(g)	9,213,000	9,132,845
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (g)	2,896,000	2,690,847
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (g)	8,640,000	7,904,422
Series 2014-C26 Class D, 4.0101% 1/15/48 (d)(g)	2,398,000	1,995,438
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,000,000	6,636,088
Series 2018-C8 Class D, 3.3994% 6/15/51 (d)(g)	1,698,000	1,158,873
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (d)(g)	9,552,000	5,355,065
Series 2011-C3:
Class E, 5.7095% 2/15/46 (b)(d)(g)	13,774,000	5,642,301
Class G, 4.409% 2/15/46 (d)(g)	4,671,000	537,104
Class H, 4.409% 2/15/46 (b)(d)(g)	7,077,000	489,268
Series 2012-CBX:
Class E, 4.8459% 6/15/45 (b)(d)(g)	4,238,263	3,793,245
Class F, 4% 6/15/45 (b)(g)	8,192,000	6,799,360
Class G 4% 6/15/45 (b)(g)	4,044,000	2,736,440
Series 2013-LC11:
Class D, 4.2967% 4/15/46 (d)	7,722,000	3,502,484
Class E, 3.25% 4/15/46 (d)(g)	472,000	130,420
Class F, 3.25% 4/15/46 (b)(d)(g)	2,518,000	157,375
Series 2014-DSTY Class E, 3.9314% 6/10/27 (b)(d)(g)	8,161,000	19,905
Series 2018-AON Class F, 4.767% 7/5/31 (d)(g)	5,039,000	1,087,511
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (g)	2,000,000	709,955
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3945% 8/15/38 (d)(e)(g)	7,096,721	6,688,232
Merit floater Series 2021-STOR Class J, CME Term SOFR 1 Month Index + 4.060% 9.3855% 7/15/38 (d)(e)(g)	3,476,000	3,426,214
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, CME Term SOFR 1 Month Index + 3.310% 8.6364% 4/15/38 (d)(e)(g)	13,087,315	12,989,160
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5802% 1/15/27 (d)(e)(g)	3,924,498	3,885,607
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2785% 1/15/27 (d)(e)(g)	13,149,119	12,952,599
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (g)	4,200,000	4,177,603
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5358% 11/15/45 (d)(g)	2,000,000	1,614,815
Series 2012-C6, Class F, 4.5358% 11/15/45 (b)(d)(g)	2,500,000	874,018
Series 2013-C12 Class D, 6.2138% 10/15/46 (d)(g)	5,670,988	4,736,558
Series 2013-C13 Class E, 5.2248% 11/15/46 (d)(g)	2,602,256	2,344,173
Series 2013-C9:
Class C, 3.8531% 5/15/46 (d)	3,302,000	2,884,111
Class D, 3.9411% 5/15/46 (d)(g)	5,137,000	4,330,112
Morgan Stanley Capital I Trust:
Series 2011-C2:
Class D, 5.385% 6/15/44 (d)(g)	2,649,495	2,543,515
Class F, 5.385% 6/15/44 (d)(g)	4,440,000	2,575,200
Class XB, 0.5097% 6/15/44 (d)(g)(i)	27,744,754	97,662
Series 2011-C3:
Class E, 5.1082% 7/15/49 (d)(g)	1,138,515	1,100,922
Class F, 5.1082% 7/15/49 (d)(g)	5,624,050	5,025,654
Class G, 5.1082% 7/15/49 (d)(g)	5,049,500	4,368,836
Series 2015-MS1 Class D, 4.1571% 5/15/48 (d)(g)	10,833,000	7,392,544
Series 2016-BNK2 Class C, 3% 11/15/49 (g)	2,966,000	1,394,021
Series 2017-H1 Class C, 4.281% 6/15/50	2,470,594	2,181,492
Series 2020-L4, Class C, 3.536% 2/15/53	2,765,000	2,031,052
Morgan Stanley Capital I Trust 2024-B sequential payer Series 2024-BPR2 Class A, 7.289% 5/5/29 (g)	9,000,000	8,999,816
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(g)	1,500,000	1,187,383
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	16,000,000	16,059,211
Class B, 6.9056% 5/15/56 (d)	3,750,000	3,751,089
Series 2023-2:
Class AS, 6.491% 12/15/56	10,000,000	10,320,227
Class B, 7.1101% 12/15/56 (d)	10,000,000	10,355,527
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.118% 6/15/35 (b)(d)(e)(g)	651,000	32,550
Series 2020-2PAC Class AMZ3, 3.6167% 1/15/37 (d)(g)	2,502,675	1,786,846
Open Trust 2023-Air sequential payer Series 2023-AIR Class D, CME Term SOFR 1 Month Index + 6.680% 12.0047% 10/15/28 (d)(e)(g)	9,259,362	9,276,723
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8335% 10/15/36 (d)(e)(g)	4,529,850	4,427,928
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7815% 10/15/36 (d)(e)(g)	8,113,300	7,819,543
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, CME Term SOFR 1 Month Index + 2.710% 8.0355% 7/15/38 (d)(e)(g)	500,000	373,288
Class G, CME Term SOFR 1 Month Index + 4.460% 9.7855% 7/15/38 (b)(d)(e)(g)	5,944,000	3,501,175
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (g)	9,277,000	7,070,002
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.7833% 12/15/37 (d)(e)(g)	2,861,848	2,746,465
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	2,565,448	2,584,541
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/37 (d)(g)	5,000,000	4,539,030
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 8.671% 1/15/39 (d)(e)(g)	14,615,000	13,586,914
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7013% 10/15/38 (d)(e)(g)	12,754,000	11,882,827
Series 2021-MFP Class G, CME Term SOFR 1 Month Index + 3.080% 8.4093% 11/15/38 (d)(e)(g)	3,706,887	3,632,749
Series 2021-MFP2 Class J, CME Term SOFR 1 Month Index + 4.020% 9.351% 11/15/36 (d)(e)(g)	10,872,000	10,566,674
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 3.010% 8.338% 11/15/36 (d)(e)(g)	4,985,000	4,826,479
Class F, CME Term SOFR 1 Month Index + 3.660% 8.986% 11/15/36 (d)(e)(g)	15,282,000	14,640,171
Class G, CME Term SOFR 1 Month Index + 4.310% 9.635% 11/15/36 (d)(e)(g)	9,177,000	8,755,571
SUMIT Mortgage Trust Series 2022-BVUE:
Class D, 2.9889% 2/12/41 (d)(g)	6,000,000	4,030,270
Class F, 2.9889% 2/12/41 (d)(g)	3,211,000	1,917,450
TPGI Trust floater Series 2021-DGWD Class G, CME Term SOFR 1 Month Index + 3.960% 9.2945% 6/15/26 (d)(e)(g)	5,846,400	5,835,477
UBS Commercial Mortgage Trust Series 2012-C1:
Class E, 5% 5/10/45 (b)(d)(g)	4,699,074	4,249,220
Class F, 5% 5/10/45 (b)(d)(g)	2,221,350	277,669
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (d)(g)	2,143,000	1,746,116
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4355% 7/15/39 (b)(d)(e)(g)	800,000	361,076
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 9.3355% 7/15/39 (d)(e)(g)	6,685,000	3,418,344
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (g)	6,979,000	3,025,235
Series 2016-NXS6 Class D, 3.059% 11/15/49 (g)	5,037,000	4,038,540
Series 2019-C52 Class C, 3.561% 8/15/52	883,000	687,956
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)(d)	3,955,000	363,691
Series 2011-C3 Class D, 6.0497% 3/15/44 (d)(g)	503,530	192,600
Series 2013-C11 Class E, 4.1959% 3/15/45 (d)(g)	4,727,000	2,904,303
Series 2013-C13 Class D, 4.142% 5/15/45 (d)(g)	3,737,135	3,195,355
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(d)(g)	6,725,000	5,253,323
Class PR2, 3.6332% 6/5/35 (b)(d)(g)	2,541,000	1,916,543
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,155,230,578)		1,024,676,611

Bank Loan Obligations - 2.6%
	Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.32% 1/27/31 (d)(e)(j)	25,934,106	26,011,649
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.424% 9/9/26 (d)(e)(j)	7,785,120	7,798,744
Caesars Entertainment, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 2/6/31 (d)(e)(j)	4,435,000	4,437,218
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0657% 1/17/31 (d)(e)(j)	4,000,000	4,006,680
CME Term SOFR 1 Month Index + 3.000% 7.8157% 8/2/28 (d)(e)(j)	997,442	998,071
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1669% 6/21/28 (d)(e)(j)	13,500,000	13,526,190
		30,766,903
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3295% 10/30/28 (d)(e)(j)	9,975,000	10,014,202
FINANCIALS - 1.0%
Capital Markets - 0.2%
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3019% 12/31/30 (d)(e)(j)	9,975,000	10,000,935
Financial Services - 0.8%
Agellan Portfolio 9% 8/7/25 (b)(j)	6,611,000	6,611,000
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.321% 1/9/25 (b)(d)(e)(j)	23,154,831	22,228,637
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8918% 1/21/27 (b)(d)(e)(j)	6,964,657	6,964,657
		35,804,294
TOTAL FINANCIALS		45,805,229
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1802% 8/21/25 (d)(e)(j)	191,083	190,701
CME Term SOFR 1 Month Index + 3.250% 8.6657% 1/31/30 (d)(e)(j)	2,618,005	2,621,277
CME Term SOFR 1 Month Index + 3.750% 9.0657% 1/31/30 (d)(e)(j)	2,284,275	2,289,986
		5,101,964
TOTAL BANK LOAN OBLIGATIONS (Cost $117,602,380)		117,699,947

Preferred Securities - 0.9%
	Principal Amount (f)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 7.125% (d)(k)	6,000,000	5,760,688
FINANCIALS - 0.8%
Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(g)	1,220,000	12
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp. CME Term SOFR 3 Month Index + 4.330% 6.875% (d)(e)	673,972	16,707,766
Chimera Investment Corp. Series B, CME Term SOFR 3 Month Index + 6.050% 8.00% (d)(e)	673,204	16,661,799
		33,369,565
TOTAL FINANCIALS		33,369,577
TOTAL PREFERRED SECURITIES (Cost $38,624,335)		39,130,265

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l)	195,758,441	195,797,593
Fidelity Securities Lending Cash Central Fund 5.39% (l)(m)	2,727,577	2,727,850
TOTAL MONEY MARKET FUNDS (Cost $198,485,242)		198,525,443

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $4,647,091,221)	4,460,281,845
NET OTHER ASSETS (LIABILITIES) - 0.5%	21,126,213
NET ASSETS - 100.0%	4,481,408,058

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,028,616,334 or 23.0% of net assets.

(h)	Non-income producing - Security is in default.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	506,279,498	730,803,291	1,041,286,125	12,224,309	7,747	(6,818)	195,797,593	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	573,400	32,721,302	30,566,852	30,480	-	-	2,727,850	0.0%
Total	506,852,898	763,524,593	1,071,852,977	12,254,789	7,747	(6,818)	198,525,443

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Great Ajax Corp.	11,477,212	-	427,823	681,979	(1,304,736)	(5,313,694)	-
Great Ajax Corp. 7.25%	14,943,642	-	15,286,049	877,355	412,170	(69,763)	-
Total	26,420,854	-	15,713,872	1,559,334	(892,566)	(5,383,457)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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